FAIR VALUE MEASUREMENT	9 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

(6)    FAIR VALUE MEASUREMENT

The following tables present the placement in the fair value hierarchy of assets that are measured at fair value on a recurring basis at March 31, 2017 and December 31, 2017:

		Fair value disclosure or measurement at March 31, 2017 using
	March 31, 2017	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Available-for-sale investment:
Convertible promissory note	10,376,547	—	—	10,376,547

Fair value disclosure or measurement at December 31, 2017 using
	December 31, 2017	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Available-for-sale investment:
Convertible promissory note	—	—	—	—

To estimate the fair value of the Notes, the Group used the Cox, Ross and Rubinstein Binomial Model (“Binomial-Model”), which is based on the fair value of the entire invested capital of Brilent evaluated by an income approach. The significant inputs for the valuation model included the following:

	Year Ended March 31, 2017
Total fair value of underlying asset as at valuation date		USD 12,000,000
Risk free rate of interest	For the March 30, 2016 Note	1.02%
	For the April 28, 2016 Note	1.04%
Maturity Date	For the March 30, 2016 Note	2018/3/30
	For the April 28, 2016 Note	2018/4/28
Volatility	For the March 30, 2016 Note	35.22%
	For the April 28, 2016 Note	36.10%

The fair value of the underlying asset has been determined using income approach including discounted cash flow model and unobservable inputs including assumptions of projected revenue, expenses, capital spending, other costs and a discount rate of 26% by using the weighted average cost of capital method.

Risk free rate of interest adopted for the valuation were estimated based on the U.S. daily treasury yield as at valuation date with term similar to the expected term of the Notes.

Maturity date is the time to maturity of the Notes according to the investment agreement.

The expected equity volatility were estimated based on the annualized standard deviation of the daily return embedded in the historical stock price of comparable companies with a time horizon close to the expected term determined based on the maturity date.

The following table presents a roll-forward of the fair value of Level 3 (significant unobservable inputs) asset for the year ended March 31, 2017 and nine months ended December 31, 2017, respectively, which only consists of available-for-sale investment:

Convertible promissory note
RMB
Beginning balance as of April 1, 2016	1,938,360
Purchase	7,957,440
Total gain or losses:
Included in net loss	568,320
Included in other comprehensive income	(553,870)
Foreign currency translation adjustment	466,297

Ending balance as of March 31, 2017	10,376,547

Total gain or losses:
Included in net income	(10,458,538)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	553,870
Foreign currency translation adjustment	(471,879)

Ending balance as of December 31, 2017	—

The Group did not have any nonfinancial assets and liabilities that are measured at fair value on a nonrecurring basis as of March 31, 2017 and December 31, 2017, respectively.

The Group’s financial instruments consist of cash and cash equivalents, accounts receivable, advances to third parties, employees and suppliers, which are included in the prepaid expenses and other current assets, restricted cash, short-term loan and accrued expenses and other payables, all of which have a carrying amount that approximate fair value because of the short maturity of these instruments.